Deposits and Other Receivables	12 Months Ended
Dec. 31, 2025
Deposits and Other Receivables [Abstract]
Deposits and other receivables

Note 5 — Deposits and other receivables

Deposits and other receivables consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Advances to subcontractors	22,809,654	11,249,508	820	202
Other deposits	709	22,968	33,427,600	8,241,520
Total	22,810,363	11,272,476	33,428,420	8,241,722

*	Deposits for purchase of properties represented the deposits paid to third parties for acquisition of properties in Malaysia as of December 31, 2022. On 31 July 2023, the deposit of purchase of a property amounting to MYR 4,500,000 was fully refunded to the Company due to cessation of acquisition.